Unaudited Interim Condensed Consolidated Statement of Comprehensive Income (Loss) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Statement of comprehensive income [abstract]
PROFIT/(LOSS) FOR THE PERIOD	€ (9,232)	€ 58,909
Items that may be reclassified to profit or loss
Currency translation differences	983	(57)
Other comprehensive income/(loss) for the period, net of tax	983	(57)
TOTAL COMPREHENSIVE INCOME/(LOSS) FOR THE PERIOD	€ (8,249)	€ 58,853